Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

International Growth Fund

(the “Fund”)

Supplement dated February 13, 2023

to the Fund’s Statement of Additional Information (“SAI”)

dated October 1, 2022, as supplemented and amended to date

Effective immediately, in the table under the section entitled “Portfolio Managers – Other Accounts,” in the section pertaining to Morgan Stanley Investment Management, as it applies to the International Growth Fund, the information replaced with the following:

Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of December 31, 2022)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
International Growth Fund	MSIM	Kristian Heugh	8	$7,144	26	$27,264	34(1)	$3,040
		Anil Agarwal*	4	$3,625	3	$5,619	3	$152.5

(1) 10 accounts with $552.1 mm in Other Accounts with Performance-Based Fees

* As of December 31, 2022.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.